Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of significant accounting policies [Abstract]
Disclosure of detailed information about useful lives or depreciation rates, property, plant and equipment [text block]
Depreciation is calculated using the straight–line method to write down the cost of property and equipment to their residual values over their estimated useful lives. Land is not depreciated. The estimated useful lives are as follows:

Useful life in Years
Furniture and equipment	3 to 5 years
Hardware	3 years
Other Equipments	2 to 4 years
Leasehold improvements	3 to 15 years or up to the lease term